NYSE Regulation

07087712

RECD S.E.C.
DEC 2 7 2007
1086

<u>**VIA FACSIMILE AND U.S. MAIL**</u>
December 26, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

CENTRAC

001-31471

Re: SPDR Index Shares Funds—Original Listing

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on December 20, 2007) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

DJ STOXX 50 ETF, Shares of Beneficial Interest, $0.01 par value
DJ EURO STOXX 50 ETF, Shares of Beneficial Interest, $0.01 per value

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

PROCESSED
JAN 2 5 2008
THOMSON
FINANCIAL

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Ms. Jennifer Garofalo, Principal, Senior Paralegal, Legal Department, State Street Global Advisors, One Lincoln Street, 32nd Floor, Boston, Massachusetts 02111

END